Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before income tax	$ 85,500	$ 31,418	$ 17,823
Adjustments:
Interest income from financial instruments	(2,556)	(443)	(217)
Interest charges for lease liabilities	142	20	30
Other finance expense / (income)	402	(3)	(6)
Amortization of Intangible assets	3,917	656	175
Depreciation of Property, plant and equipment	377	155	53
Amortization of Right-of-use asset	453	181	181
Revenue reduction related to prepaid assets	200	67
Share-based payment expense	7,590	7,295	5,049
Net exchange differences	(19)	(99)	(106)
Fair value (loss)/gain on financial assets at fair value through profit or loss	16	(9)	(56)
Other operating (gain)/loss	(2,896)	2,896
Net Impairment loss/(gain) on financial assets	33	(808)	807
Adjustments to reconcile profit (loss)	93,159	41,326	23,733
Changes in working capital
Increase in Trade and other receivables	(115,355)	(45,932)	(10,968)
Increase / (Decrease) in Other assets	581	(1,114)	(1,113)
Increase in Trade and other payables	134,295	89,888	20,284
Increase in Tax Liabilities	5,309	5,877
Increase in Provisions	317	595	497
Cash from operating activities	118,306	90,640	32,433
Income tax paid	(9,820)	(2,154)	(1,710)
Net cash from operating activities	108,486	88,486	30,723
Cash flows from investing activities
Acquisitions of Property, plant and equipment	(1,949)	(876)	(152)
Additions of Intangible assets	(46,068)	(3,006)	(1,554)
Net collections of financial assets at FVPL	7,520	7,089	1,601
Interest collected from financial instruments	2,556	443	217
Other finance income collected			6
Net cash (used in) / provided by investing activities	(37,941)	3,650	118
Cash flows from financing activities
Proceeds from issuance of shares	63,177		14
Proceeds from initial public offering	87,088
Initial public offering expenses paid	(638)
Share-options exercise	81
Dividends paid		(15,000)	(10,000)
Proceeds from borrowings	5,000
Interest payments on leases liability	(142)	(20)	(30)
Principal payments on lease liability	(430)	(131)	(152)
Payment of loans advanced by Shareholders			(9,174)
Other finance expense paid	(388)	(47)
Net cash provided by / (used in) financing activities	153,748	(15,198)	(19,342)
Net increase in cash flow	224,293	76,938	11,499
Cash and cash equivalents at the beginning of the year	111,733	34,765	23,305
Effects of exchange rate changes on cash and cash equivalents	171	30	(39)
Cash and cash equivalents at the end of the year	$ 336,197	$ 111,733	$ 34,765